Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2018			As of December 31, 2017
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$916.6	$1.5	$—	$968.1	$1.5	$1.4
Foreign currency swaps	801.3	115.4	3.1	686.2	75.5	5.6
Total derivatives designated as hedges	$1,717.9	$116.9	$3.1	$1,654.3	$77.0	$7.0
Derivatives not designated as hedges:
Index options	$8,231.5	$61.8	$0.6	$6,696.1	$261.9	$1.5
Embedded derivatives – Indexed products	—	—	871.5	—	—	797.5
Embedded derivative – Closed Block (1)	—	67.0	—	—	—	—
Other derivatives	25.2	0.2	0.7	22.2	0.2	—
Total derivatives not designated as hedges	8,256.7	129.0	872.8	6,718.3	262.1	799.0
Total derivatives	$9,974.6	$245.9	$875.9	$8,372.6	$339.1	$806.0
_______________________

(1)	Changes in the fair value of the embedded derivative related to the Closed Block are recorded as an adjustment to the funds withheld liability on the consolidated balance sheets.

Schedule of Derivative Liabilities at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2018			As of December 31, 2017
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$916.6	$1.5	$—	$968.1	$1.5	$1.4
Foreign currency swaps	801.3	115.4	3.1	686.2	75.5	5.6
Total derivatives designated as hedges	$1,717.9	$116.9	$3.1	$1,654.3	$77.0	$7.0
Derivatives not designated as hedges:
Index options	$8,231.5	$61.8	$0.6	$6,696.1	$261.9	$1.5
Embedded derivatives – Indexed products	—	—	871.5	—	—	797.5
Embedded derivative – Closed Block (1)	—	67.0	—	—	—	—
Other derivatives	25.2	0.2	0.7	22.2	0.2	—
Total derivatives not designated as hedges	8,256.7	129.0	872.8	6,718.3	262.1	799.0
Total derivatives	$9,974.6	$245.9	$875.9	$8,372.6	$339.1	$806.0
_______________________

(1)	Changes in the fair value of the embedded derivative related to the Closed Block are recorded as an adjustment to the funds withheld liability on the consolidated balance sheets.

Potential Effect of Netting Arrangements, Assets
The following tables present the potential effect of netting arrangements by counterparty on the Company's consolidated balance sheets:

	As of December 31, 2018
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$18.1	$(2.6)	$(15.5)	$—
B	60.1	(0.6)	(59.5)	—
C	18.7	—	(18.7)	—
E	11.8	—	(11.8)	—
G	15.9	—	(15.6)	0.3
H	11.0	(0.5)	(10.5)	—
I	16.3	—	(16.0)	0.3
Other	27.0	(0.7)	(24.1)	2.2
Total derivative assets (2)	$178.9	$(4.4)	$(171.7)	$2.8
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives that have no counterparty.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$46.1	$(4.2)	$(41.9)	$—
B	63.6	(1.4)	(62.2)	—
C	13.2	—	(13.2)	—
E	21.3	—	(21.3)	—
F	31.6	(1.3)	(29.0)	1.3
G	30.2	—	(30.2)	—
H	51.9	(1.0)	(50.9)	—
I	34.6	—	(32.9)	1.7
J	42.7	—	(42.7)	—
Other	3.9	(0.6)	(3.3)	—
Total derivative assets	$339.1	$(8.5)	$(327.6)	$3.0
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

Potential Effect of Netting Arrangements, Liabilities

	As of December 31, 2018
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$2.6	$(2.6)	$—	$—
B	0.6	(0.6)	—	—
H	0.5	(0.5)	—	—
Other	0.7	(0.7)	—	—
Total derivative liabilities (2)	$4.4	$(4.4)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives that have no counterparty.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.4	(1.4)	—	—
F	1.3	(1.3)	—	—
Other	1.6	(1.6)	—	—
Total derivative liabilities (2)	$8.5	$(8.5)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives that have no counterparty.

Schedule of Gain (Loss) Recognized in OCI on Derivatives
The following table presents the amount of gain (loss) recognized in OCI on derivatives qualifying and designated as cash flow hedges:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Interest rate swaps	$(3.3)	$(2.9)	$(18.9)	$11.3
Foreign currency swaps	46.5	(64.6)	62.5	29.1
Total	$43.2	$(67.5)	$43.6	$40.4

Schedule of Effects of Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income (loss), which is recorded in net realized gains (losses):

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Index options	$(141.1)	$170.0	$84.3	$(33.2)
Interest rate swaps	3.2	0.9	(0.3)	3.7
Total return swaps	(47.4)	(4.3)	(22.8)	—
Futures	(13.1)	3.7	0.8	—
Embedded derivatives – Indexed products	88.5	(118.6)	(84.5)	29.4
Embedded derivative – Closed Block	67.0	—	—	—
Other derivatives	—	0.3	1.4	0.1
Total	$(42.9)	$52.0	$(21.1)	$—